Quarterly Holdings Report
for

Fidelity® Variable Insurance Products:

Investor Freedom® 2010 Portfolio

September 30, 2020

VIPIFF2010-QTLY-1120
1.822892.115

Schedule of Investments September 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 15.6%
	Shares	Value
VIP Contrafund Portfolio Investor Class (a)	42,899	$1,903,434
VIP Equity-Income Portfolio Investor Class (a)	96,220	2,001,380
VIP Growth & Income Portfolio Investor Class (a)	118,571	2,284,865
VIP Growth Portfolio Investor Class (a)	21,192	1,947,793
VIP Mid Cap Portfolio Investor Class (a)	17,498	555,389
VIP Value Portfolio Investor Class (a)	114,213	1,468,782
VIP Value Strategies Portfolio Investor Class (a)	68,073	718,848
TOTAL DOMESTIC EQUITY FUNDS
(Cost $8,325,311)		10,880,491

International Equity Funds - 18.9%
VIP Emerging Markets Portfolio Investor Class (a)	557,898	6,694,780
VIP Overseas Portfolio Investor Class (a)	275,723	6,531,868
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $10,278,735)		13,226,648

Bond Funds - 49.4%
Fidelity Inflation-Protected Bond Index Fund (a)	606,451	6,658,833
Fidelity Long-Term Treasury Bond Index Fund (a)	94,311	1,591,032
VIP High Income Portfolio Investor Class (a)	266,763	1,395,172
VIP Investment Grade Bond Portfolio Investor Class (a)	1,767,196	24,811,428
TOTAL BOND FUNDS
(Cost $31,094,382)		34,456,465

Short-Term Funds - 16.1%
VIP Government Money Market Portfolio Investor Class 0.01% (a)(b)
(Cost $11,211,405)	11,211,405	11,211,405
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $60,909,833)		69,775,009
NET OTHER ASSETS (LIABILITIES) - 0.0%		12
NET ASSETS - 100%		$69,775,021

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Inflation-Protected Bond Index Fund	$6,257,222	$1,332,846	$1,459,711	$13,695	$13,438	$515,038	$6,658,833
Fidelity Long-Term Treasury Bond Index Fund	1,682,695	503,264	900,049	24,655	115,932	189,190	1,591,032
VIP Contrafund Portfolio Investor Class	1,837,015	767,738	1,038,303	10,968	98,382	238,602	1,903,434
VIP Emerging Markets Portfolio Investor Class	5,207,343	3,083,030	1,520,821	467,410	(23,407)	(51,365)	6,694,780
VIP Equity-Income Portfolio Investor Class	1,941,327	1,043,089	769,122	89,936	(53,611)	(160,303)	2,001,380
VIP Government Money Market Portfolio Investor Class 0.01%	10,873,753	4,471,634	4,133,982	34,442	--	--	11,211,405
VIP Growth & Income Portfolio Investor Class	2,212,360	1,200,819	863,079	114,934	15,888	(281,123)	2,284,865
VIP Growth Portfolio Investor Class	1,877,797	866,496	1,086,241	166,688	184,746	104,995	1,947,793
VIP High Income Portfolio Investor Class	1,335,027	356,285	255,183	10,225	(14,664)	(26,293)	1,395,172
VIP Investment Grade Bond Portfolio Investor Class	23,394,480	5,442,877	5,547,405	105,340	(29,624)	1,551,100	24,811,428
VIP Mid Cap Portfolio Investor Class	538,899	246,465	236,137	828	(14,394)	20,556	555,389
VIP Overseas Portfolio Investor Class	7,369,450	2,391,115	3,322,147	32,586	(65,935)	159,385	6,531,868
VIP Value Portfolio Investor Class	1,425,596	839,349	574,130	57,339	(14,112)	(207,921)	1,468,782
VIP Value Strategies Portfolio Investor Class	698,082	427,862	290,318	37,022	(18,025)	(98,753)	718,848
	$66,651,046	$22,972,869	$21,996,628	$1,166,068	$194,614	$1,953,108	$69,775,009

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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